CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents And Restricted Cash
Schedule of cash and cash equivalents

	December 31,
	2024	2023
Cash for immediate withdrawal	$14,068	$10,520
Cash equivalents - bank deposits less than three months	55,277	-
Total	$69,345	$10,520

Schedule of restricted cash

	December 31,
	2024	2023
Restricted cash - bank deposits	$271	$271